Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents
Cash	$ 96,094	$ 292,139
Short-term deposits	20,996	81,792
Total cash and cash equivalents	117,090	373,931	$ 190,679	$ 115,165
Restricted cash in cash and cash equivalents	$ 0	$ 0